RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following are reconciliations of net assets available for benefits, and benefits paid from the financial statements, to the Form 5500:

	December 31,
(thousands of dollars)	2025	2024
Net assets available for benefits per the financial statements	$68,067,406	$58,647,425
Less: Amounts allocated to participant withdrawals	(6,407)	(10,537)
Net assets available for benefits per Form 5500	$68,060,999	$58,636,888

Year Ended
(thousands of dollars)	December 31, 2025
Distributions to participants or beneficiaries per the financial statements	$5,486,411
Add: Amounts allocated to participant withdrawals at December 31, 2025	6,407
Less: Amounts allocated to participant withdrawals at December 31, 2024	(10,537)
Distributions to participants or beneficiaries per Form 5500	$5,482,281